Share Capital, Capital Reserve and Treasury Shares - Additional Information (Detail) $ / shares in Units, $ in Millions				9 Months Ended	12 Months Ended
	Aug. 05, 2019 HKD ($) shares	Apr. 26, 2019 USD ($) shares	Apr. 10, 2019 USD ($) shares	Sep. 30, 2021 HKD ($) shares	Dec. 31, 2021 HKD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 HKD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of warrants, equity							$ 94,197,600
Proceeds from issue of shares							2,767,254,756
Proceeds from warrant issue							$ 15,699,600	$ 2.0
Description of warrant rights							one ordinary share	one ordinary share
Exercise price of warrant | $ / shares								$ 7.2
New issuance of shares							$ 782,393,491
Listing expense							$ 58,300,000
Class B ordinary shares converted into Class A ordinary shares | shares					0	21,243,000	0	0
Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Share issuance costs	$ 1,507,200,000
Class B Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Number of ordinary shares issued during the period | shares							4,526,627	4,526,627
Proceeds from issue of shares				$ 5,000,000,000	$ 5,000,000,000
Common stock shares outstanding | shares						183,283,628			183,283,628
Repurchase of ordinary shares | shares				69,144,673	69,144,673
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) through exercise of warrants, equity			$ 10.0
Par value per share | $ / shares						$ 0.0001		$ 0.0001	$ 0.0001
Number of ordinary shares issued during the period | shares		8,236,838	1,666,666				7,307,692	7,307,692
Proceeds from issue of shares		$ 53.5
Common stock shares outstanding | shares						62,327,851		41,084,851	62,327,851
Class A ordinary shares [Member] | Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Shares Issued and fully paid | shares	23,873,655
American depository shares [member] | Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Shares Issued and fully paid | shares	23,873,655
Class A and Class B ordinary shares [member]
Disclosure of classes of share capital [line items]
Issue price per share | $ / shares								$ 8.45
New issuance of shares								$ 100.0